Income Taxes - Summary of Components of the Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$ 33,333	$ 27,217
Tax credits	4,702	3,964
Section 174 R&D Capitalization	4,274	0
Depreciation and amortization	90	0
Stock-based compensation	666	0
Other reserves and accruals	1,462	1,334
Gross deferred tax assets	44,527	32,515
Deferred tax liabilities:
Depreciation and amortization	0	(24)
Right-of-use assets	(21)	(101)
Gross deferred tax liabilities	(21)	(125)
Valuation allowance	(44,506)	(32,390)
Net deferred tax assets	$ 0	$ 0